UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Select Corporate Income Fund
Class A
/
LIIAX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 43	0.84% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Corporate Income Fund | Class A

|

SSR136_01_(12/25)

Columbia Select Corporate Income Fund
Institutional Class / SRINX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 30	0.59% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Corporate Income Fund | Institutional Class

|

SSR136_08_(12/25)

Columbia Select Corporate Income Fund
Institutional 2 Class / CPIRX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 25	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Corporate Income Fund | Institutional 2 Class

|

SSR136_15_(12/25)

Columbia Select Corporate Income Fund
Institutional 3 Class / CRIYX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 23	0.45% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Corporate Income Fund | Institutional 3 Class

|

SSR136_17_(12/25)

Columbia Select Corporate Income Fund
Class S / SRIJX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Columbia Select Corporate Income Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 30	0.59% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,882,293,901
Total number of portfolio holdings	733
Portfolio turnover for the reporting period	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Citigroup, Inc. 09/11/2031 4.503%	2.5%
Principal Life Global Funding II 11/27/2029 4.950%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
U.S. Treasury 05/15/2045 5.000%	1.5%
Merck & Co, Inc. 09/15/2035 4.950%	1.3%
U.S. Treasury 08/15/2045 4.875%	1.3%
Bank of America Corp. 10/24/2031 1.922%	1.3%
BAE Systems PLC 02/15/2031 1.900%	1.3%
ERAC USA Finance LLC 05/01/2028 4.600%	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Corporate Income Fund | Class S

|

SSR136_16_(12/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Select Corporate Income Fund
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Corporate Income Fund | 2025

Portfolio of Investments
October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(a),(b),(c)	9,000	150,421
Total Communication Services		150,421
Total Common Stocks (Cost $1)		150,421

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	1,376,000	1,348,480
Total Convertible Bonds (Cost $1,338,883)			1,348,480

Corporate Bonds & Notes 93.8%

Aerospace & Defense 4.6%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	121,248
10/01/2031	5.125%	826,000	818,910
BAE Systems PLC(d)
03/26/2029	5.125%	2,015,000	2,075,716
02/15/2031	1.900%	27,000,000	23,839,588
Boeing Co. (The)
08/01/2059	3.950%	13,000,000	9,352,526
05/01/2060	5.930%	2,820,000	2,800,650
Bombardier, Inc.(d)
04/15/2027	7.875%	8,000	8,020
07/01/2031	7.250%	147,000	156,074
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,889,205
06/01/2034	5.350%	1,420,000	1,472,914
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	8,271,953
Moog, Inc.(d)
12/15/2027	4.250%	139,000	137,435
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	11,287,607
Raytheon Technologies Corp.
03/15/2032	2.375%	16,866,000	14,949,350
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	294,000	308,901
11/15/2030	9.750%	351,000	385,634
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	517,000	527,923
03/01/2029	6.375%	825,000	847,162
03/01/2032	6.625%	1,857,000	1,920,029
05/31/2033	6.375%	945,000	963,640
01/31/2034	6.250%	139,000	143,652
01/31/2034	6.750%	687,000	712,160
Total			85,990,297
Airlines 0.1%
American Airlines, Inc.(d)
05/15/2029	8.500%	721,000	752,116
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	181,868	182,176
04/20/2029	5.750%	673,155	678,009
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	541,033	554,099
Total			2,166,400
Automotive 0.4%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	396,000	376,325
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	305,000	306,143
10/15/2033	7.750%	831,000	832,204
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	608,000	631,107
09/15/2032	6.750%	584,000	600,058
Ford Motor Credit Co. LLC
11/13/2025	3.375%	610,000	609,628
Forvia SE(d)
09/15/2033	6.750%	365,000	370,915
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	309,000	320,377
11/15/2032	8.000%	397,000	413,918
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	286,000	283,475
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	223,000	235,569
07/17/2035	8.125%	654,000	695,492
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	31,000	30,231
03/24/2031	7.500%	799,000	762,244
04/23/2032	6.875%	1,540,000	1,403,804
Total			7,871,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 18.0%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	132,000	132,540
Bank of America Corp.(f)
10/24/2031	1.922%	26,828,000	23,927,629
07/21/2032	2.299%	8,387,000	7,461,579
10/20/2032	2.572%	10,243,000	9,212,576
02/04/2033	2.972%	11,010,000	10,038,765
Subordinated
09/21/2036	2.482%	4,644,000	4,045,734
Citigroup, Inc.(f)
09/11/2031	4.503%	47,864,000	47,924,472
09/11/2036	5.174%	2,000	2,026
Goldman Sachs Group, Inc. (The)
10/21/2036	4.939%	10,111,000	10,059,187
Goldman Sachs Group, Inc. (The)(f)
11/19/2045	5.561%	11,332,000	11,479,791
HSBC Holdings PLC(f),(g)
11/06/2031	4.619%	4,766,000	4,771,553
11/06/2036	5.358%	12,564,000	12,559,379
HSBC Holdings PLC(f)
05/24/2032	2.804%	11,340,000	10,319,075
05/13/2036	5.790%	1,305,000	1,376,612
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	20,956,000	21,490,852
10/22/2030	4.603%	3,191,000	3,232,865
01/24/2031	5.140%	6,401,000	6,614,831
10/22/2031	4.255%	4,654,000	4,638,095
11/08/2032	2.545%	9,751,000	8,775,916
01/24/2036	5.502%	6,350,000	6,656,782
10/22/2036	4.810%	8,433,000	8,404,836
Morgan Stanley(f)
10/22/2031	4.356%	7,350,000	7,333,331
01/18/2036	5.587%	3,227,000	3,380,216
04/17/2036	5.664%	3,096,000	3,257,960
10/22/2036	4.892%	4,904,000	4,876,610
Subordinated
09/16/2036	2.484%	16,249,000	14,160,620
Morgan Stanley Private Bank NA(f)
07/18/2031	4.734%	4,560,000	4,630,395
PNC Financial Services Group, Inc. (The)(f)
07/21/2036	5.373%	4,235,000	4,350,831
Royal Bank of Canada(f)
10/18/2030	4.650%	7,886,000	7,985,409
02/04/2031	5.153%	8,979,000	9,244,590
08/06/2031	4.696%	6,356,000	6,438,663
Royal Bank of Canada(f),(g)
11/03/2031	4.305%	11,790,000	11,727,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(f)
05/15/2031	5.083%	17,890,000	18,375,359
06/12/2034	5.836%	4,671,000	4,980,604
Washington Mutual Bank(a),(c),(h)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(f)
07/25/2034	5.557%	16,489,000	17,300,969
04/04/2051	5.013%	7,196,000	6,708,267
Total			337,885,890
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(d)
03/01/2028	6.250%	780,000	780,299
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	855,000	929,801
Aretec Escrow Issuer, Inc.(d)
04/01/2029	7.500%	988,000	994,284
Focus Financial Partners LLC(d)
09/15/2031	6.750%	597,000	615,842
Hightower Holding LLC(d)
04/15/2029	6.750%	610,000	610,893
01/31/2030	9.125%	802,000	859,437
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	532,000	549,404
08/01/2033	8.000%	737,000	756,413
Total			6,096,373
Building Materials 0.9%
JH North America Holdings, Inc.(d)
01/31/2031	5.875%	566,000	576,514
07/31/2032	6.125%	9,784,000	10,041,386
LBM Acquisition LLC(d)
01/15/2029	6.250%	270,000	246,347
06/15/2031	9.500%	604,000	632,195
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	909,000	943,603
03/01/2033	6.750%	688,000	715,475
QXO Building Products, Inc.(d)
04/30/2032	6.750%	517,000	536,270
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	203,000	208,792
08/01/2033	6.250%	301,000	307,338
White Cap Buyer LLC(d)
10/15/2028	6.875%	1,296,000	1,296,000
White Cap Supply Holdings LLC(d),(g)
11/15/2030	7.375%	762,000	770,412
Total			16,274,332
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.1%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	163,000	162,071
03/01/2030	4.750%	1,163,000	1,103,956
08/15/2030	4.500%	876,000	819,550
02/01/2031	4.250%	719,000	651,439
03/01/2031	7.375%	304,000	308,701
02/01/2032	4.750%	93,000	84,189
01/15/2034	4.250%	884,000	742,643
Charter Communications Operating LLC
06/30/2062	3.950%	1,771,000	1,095,751
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	13,738,000	11,650,133
Comcast Corp.
05/15/2053	5.350%	8,155,000	7,505,647
11/01/2056	2.937%	8,950,000	5,198,032
CSC Holdings LLC(d)
02/01/2028	5.375%	717,000	594,166
01/31/2029	11.750%	398,000	313,787
02/01/2029	6.500%	298,000	204,909
01/15/2030	5.750%	635,000	238,131
12/01/2030	4.125%	382,000	235,314
12/01/2030	4.625%	482,000	171,693
02/15/2031	3.375%	267,000	161,488
DISH DBS Corp.
07/01/2026	7.750%	269,000	266,234
07/01/2028	7.375%	148,000	138,268
06/01/2029	5.125%	212,000	183,081
DISH DBS Corp.(d)
12/01/2028	5.750%	486,000	466,460
DISH Network Corp.(d)
11/15/2027	11.750%	1,277,000	1,343,730
EchoStar Corp.
11/30/2029	10.750%	1,043,250	1,148,734
EchoStar Corp.(e)
11/30/2030	6.750%	551,283	569,100
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,232,000	1,222,004
07/15/2028	4.000%	252,000	244,977
07/01/2030	4.125%	947,000	891,710
Virgin Media Finance PLC(d)
07/15/2030	5.000%	648,000	578,185
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	178,000	174,645
VZ Secured Financing BV(d)
01/15/2032	5.000%	1,613,000	1,466,802
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	419,000	369,938
Total			40,305,468
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 1.3%
Ashland LLC(d)
09/01/2031	3.375%	979,000	873,067
Avient Corp.(d)
08/01/2030	7.125%	214,000	220,224
11/01/2031	6.250%	98,000	100,073
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	189,000	179,765
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	239,000	238,131
Celanese US Holdings LLC
04/15/2030	6.500%	174,000	172,523
07/15/2032	6.879%	200,000	200,912
04/15/2033	6.750%	413,000	406,977
11/15/2033	7.200%	444,000	454,841
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	482,000	490,584
Dow Chemical Co. (The)
03/15/2055	5.950%	1,270,000	1,203,265
Element Solutions, Inc.(d)
09/01/2028	3.875%	510,000	493,581
HB Fuller Co.
10/15/2028	4.250%	255,000	247,871
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	349,380
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	340,000	341,113
INEOS Finance PLC(d)
04/15/2029	7.500%	1,188,000	1,101,141
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,150,000	1,078,403
Ingevity Corp.(d)
11/01/2028	3.875%	281,000	270,780
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	897,125	861,770
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	751,000	732,914
LYB International Finance III LLC
04/01/2051	3.625%	11,705,000	7,769,751
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	472,000	451,547
10/01/2029	6.250%	662,000	644,457
06/15/2031	7.250%	880,000	880,803
02/15/2033	7.250%	527,000	524,758
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	305,000	310,239
08/15/2033	6.250%	245,000	251,724
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(d)
03/15/2027	3.125%	46,000	44,904
Tronox, Inc.(d)
03/15/2029	4.625%	450,000	276,814
09/30/2030	9.125%	596,000	543,948
WR Grace Holdings LLC(d)
06/15/2027	4.875%	804,000	797,681
08/15/2029	5.625%	1,421,000	1,300,320
03/01/2031	7.375%	158,000	158,344
08/15/2032	6.625%	1,089,000	1,052,529
Total			25,025,134
Construction Machinery 1.3%
Caterpillar, Inc.
05/15/2035	5.200%	8,281,000	8,596,337
Deere Funding Canada Corp.
10/09/2030	4.150%	13,764,000	13,739,036
Herc Holdings, Inc.(d)
06/15/2030	7.000%	446,000	466,983
06/15/2033	7.250%	1,325,000	1,397,326
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	125,000	127,739
03/15/2031	7.750%	264,000	276,069
Total			24,603,490
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	689,000	673,461
12/01/2028	6.125%	1,331,000	1,299,844
Garda World Security Corp.(d)
08/01/2032	8.250%	248,000	252,440
Match Group Holdings II LLC(d)
10/01/2031	3.625%	257,000	232,988
Match Group, Inc.(d)
06/01/2028	4.625%	192,000	189,259
02/15/2029	5.625%	135,000	134,622
08/01/2030	4.125%	706,000	665,172
Total			3,447,786
Consumer Products 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	761,000	534,840
Kenvue, Inc.
05/22/2032	4.850%	520,000	526,667
Newell Brands, Inc.(d)
06/01/2028	8.500%	302,000	310,778
Newell Brands, Inc.
05/15/2030	6.375%	308,000	292,600
05/15/2032	6.625%	641,000	604,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(d)
03/31/2032	6.500%	466,000	480,055
Prestige Brands, Inc.(d)
01/15/2028	5.125%	460,000	458,470
04/01/2031	3.750%	214,000	198,694
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	139,046
02/01/2032	4.375%	214,000	198,053
Whirlpool Corp.
06/15/2030	6.125%	106,000	105,045
06/15/2033	6.500%	111,000	108,322
Total			3,956,571
Diversified Manufacturing 1.1%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	136,000	140,687
Carrier Global Corp.
02/15/2030	2.722%	15,000,000	14,073,469
Chart Industries, Inc.(d)
01/01/2030	7.500%	255,000	265,856
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	809,000	831,414
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	341,000	353,526
Esab Corp.(d)
04/15/2029	6.250%	240,000	245,659
Gates Corp. (The)(d)
07/01/2029	6.875%	234,000	242,849
Madison IAQ LLC(d)
06/30/2029	5.875%	894,000	876,176
Resideo Funding, Inc.(d)
09/01/2029	4.000%	381,000	364,958
Siemens Funding BV(d)
05/28/2035	5.200%	854,000	883,800
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	406,000	405,461
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	257,000	268,484
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	854,000	865,736
03/15/2029	6.375%	235,000	242,439
03/15/2032	6.625%	576,000	601,977
Total			20,662,491
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 8.9%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,923,513
05/15/2034	5.700%	1,087,000	1,135,125
01/15/2050	3.450%	11,000,000	7,675,563
Alpha Generation LLC(d)
10/15/2032	6.750%	321,000	329,934
01/15/2034	6.250%	299,000	302,455
American Transmission Systems, Inc.(d)
01/15/2032	2.650%	6,869,000	6,194,942
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	508,000	513,234
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	3,707,000	3,731,244
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,100,000	1,093,489
02/15/2031	3.750%	561,000	519,851
01/15/2032	3.750%	125,000	113,155
Dominion Energy, Inc.
03/15/2035	5.450%	6,117,000	6,282,093
DTE Electric Co.
05/15/2035	5.250%	4,128,000	4,260,172
Duke Energy Carolinas LLC
03/15/2052	3.550%	3,190,000	2,353,054
Duke Energy Indiana LLC
04/01/2053	5.400%	7,710,000	7,545,307
Edison International
11/15/2028	5.250%	7,836,000	7,887,400
Entergy Louisiana LLC
03/15/2055	5.800%	2,805,000	2,885,681
Eversource Energy
08/15/2030	1.650%	5,817,000	5,118,821
07/15/2034	5.950%	9,067,000	9,651,448
Exelon Corp.
03/15/2052	4.100%	2,993,000	2,351,025
03/15/2053	5.600%	6,463,000	6,366,994
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,400,090
FirstEnergy Transmission LLC
01/15/2035	5.000%	7,032,000	7,046,351
Jersey Central Power & Light Co.
01/15/2035	5.100%	7,942,000	8,055,657
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	130,000	124,015
Long Ridge Energy LLC(d)
02/15/2032	8.750%	859,000	888,143
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	11,000,000	11,399,539
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	154,000	151,732
09/15/2027	4.500%	395,000	386,394
01/15/2029	7.250%	522,000	536,956
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,027
NRG Energy, Inc.(d)
06/15/2029	5.250%	1,058,000	1,062,637
07/15/2029	5.750%	132,000	132,579
02/01/2033	6.000%	300,000	306,033
01/15/2034	5.750%	442,000	444,900
11/01/2034	6.250%	228,000	234,839
01/15/2036	6.000%	442,000	449,453
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	10,702,000	10,864,090
06/15/2054	5.550%	4,192,000	4,172,190
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,385,000	8,922,267
PG&E Corp.
07/01/2030	5.250%	398,000	393,962
PG&E Corp.(f)
03/15/2055	7.375%	321,000	330,365
Talen Energy Supply LLC(d)
02/01/2034	6.250%	524,000	537,166
02/01/2036	6.500%	524,000	542,507
TerraForm Power Operating LLC(d)
01/15/2030	4.750%	938,000	899,823
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,978,524
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	369,000	369,086
07/31/2027	5.000%	227,000	227,088
05/01/2029	4.375%	280,000	275,021
10/15/2031	7.750%	786,000	834,255
04/15/2032	6.875%	311,000	326,728
VoltaGrid LLC(d),(g)
11/01/2030	7.375%	483,000	491,187
Xcel Energy, Inc.
03/15/2034	5.500%	14,000,000	14,497,048
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	460,000	481,434
03/15/2033	8.625%	787,000	825,273
Total			166,828,859
Environmental 0.1%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	90,000	92,214
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(d)
08/01/2028	4.000%	131,000	128,163
01/15/2031	6.750%	269,000	281,052
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	787,000	819,571
Total			1,321,000
Finance Companies 0.7%
Bread Financial Holdings, Inc.(d),(g)
05/15/2031	6.750%	130,000	130,869
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	303,000	305,955
GGAM Finance Ltd.(d)
02/15/2027	8.000%	506,000	518,185
04/15/2029	6.875%	332,000	344,451
03/15/2030	5.875%	518,000	526,223
goeasy Ltd.(d)
12/01/2028	9.250%	42,000	43,522
07/01/2029	7.625%	375,000	378,134
05/15/2030	6.875%	87,000	85,553
10/01/2030	7.375%	88,000	87,800
02/15/2031	6.875%	46,000	44,957
Navient Corp.
06/15/2026	6.750%	429,000	433,852
03/15/2029	5.500%	492,000	482,751
03/15/2031	11.500%	310,000	346,894
08/01/2033	5.625%	674,000	608,654
OneMain Finance Corp.
05/15/2029	6.625%	697,000	717,381
03/15/2030	7.875%	349,000	367,641
09/15/2030	4.000%	576,000	535,588
05/15/2031	7.500%	407,000	425,222
11/15/2031	7.125%	198,000	205,079
03/15/2032	6.750%	428,000	434,324
03/15/2033	6.500%	750,000	748,915
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	1,136,000	1,196,406
Rocket Cos, Inc.(d)
08/01/2030	6.125%	241,000	248,747
08/01/2033	6.375%	308,000	321,159
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,454,000	1,336,425
Springleaf Finance Corp.
11/15/2029	5.375%	35,000	34,715
United Wholesale Mortgage LLC(d)
11/15/2025	5.500%	372,000	372,013
06/15/2027	5.750%	220,000	220,290
04/15/2029	5.500%	244,000	240,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UWM Holdings LLC(d)
02/01/2030	6.625%	626,000	638,259
03/15/2031	6.250%	826,000	824,878
Total			13,205,088
Food and Beverage 6.2%
Bacardi Ltd.(d)
07/15/2026	2.750%	857,000	847,138
05/15/2048	5.300%	3,859,000	3,513,714
Bacardi Ltd./Bacardi-Martini BV(d)
06/15/2033	5.400%	29,320,000	29,704,822
Bacardi-Martini BV(d)
02/01/2030	5.550%	2,465,000	2,546,823
Campbell Soup Co.
03/23/2035	4.750%	14,200,000	13,768,430
Chobani Holdco II LLC(d),(e)
10/01/2029	8.750%	698,982	740,474
Chobani LLC/Finance Corp., Inc.(d)
07/01/2029	7.625%	194,000	202,137
Constellation Brands, Inc.
11/01/2035	4.950%	10,389,000	10,232,973
Darling Ingredients, Inc.(d)
06/15/2030	6.000%	499,000	504,614
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,836,784
06/01/2046	4.375%	4,852,000	4,047,576
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	5,162,000	4,783,453
Mars, Inc.(d)
03/01/2030	4.800%	12,700,000	12,976,060
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,708,028
PepsiCo, Inc.
07/23/2035	5.000%	13,147,000	13,470,109
Performance Food Group, Inc.(d)
09/15/2032	6.125%	239,000	245,431
Post Holdings, Inc.(d)
04/15/2030	4.625%	256,000	248,219
09/15/2031	4.500%	500,000	470,101
02/15/2032	6.250%	393,000	404,040
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	558,000	560,313
04/30/2029	4.375%	279,000	271,194
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	561,000	537,552
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(d)
09/15/2028	6.875%	274,000	282,670
01/15/2032	7.250%	255,000	267,647
Total			117,170,302
Gaming 0.4%
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	590,000	607,352
02/15/2032	6.500%	368,000	371,110
10/15/2032	6.000%	690,000	658,294
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	479,000	479,840
Churchill Downs, Inc.(d)
05/01/2031	6.750%	272,000	278,681
Light & Wonder International, Inc.(d)
10/01/2033	6.250%	561,000	559,061
MGM Resorts International
09/15/2029	6.125%	328,000	333,926
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	857,000	798,395
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	844,000	853,136
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	396,000	399,061
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	1,404,000	1,281,570
Scientific Games International, Inc.(d)
11/15/2029	7.250%	292,000	299,320
Voyager Parent LLC(d)
07/01/2032	9.250%	455,000	477,335
Wynn Resorts Finance LLC/Capital Corp.(d)
10/01/2029	5.125%	126,000	126,042
03/15/2033	6.250%	148,000	150,579
Total			7,673,702
Health Care 3.4%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	501,000	497,582
04/15/2029	5.000%	291,000	284,859
03/15/2033	7.375%	460,000	476,100
Avantor Funding, Inc.(d)
07/15/2028	4.625%	914,000	899,028
11/01/2029	3.875%	459,000	435,872
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	457,000	477,565
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,521,547
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(d)
03/15/2029	3.750%	157,000	150,555
03/15/2031	4.000%	205,000	193,331
CHS/Community Health Systems, Inc.(d)
04/15/2029	6.875%	439,000	397,649
05/15/2030	5.250%	627,000	587,693
02/15/2031	4.750%	377,000	336,599
01/15/2032	10.875%	203,000	218,673
Cigna Corp.
03/15/2050	3.400%	2,250,000	1,576,027
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	378,000	394,561
CVS Health Corp.
03/25/2038	4.780%	15,810,000	14,840,028
DaVita, Inc.(d)
06/01/2030	4.625%	225,000	217,116
07/15/2033	6.750%	322,000	333,963
Encompass Health Corp.
02/01/2028	4.500%	470,000	466,465
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,710,694
11/15/2035	4.900%	5,469,000	5,388,436
03/15/2052	4.625%	7,710,000	6,398,880
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	197,284
IQVIA, Inc.(d)
05/15/2030	6.500%	216,000	224,104
06/01/2032	6.250%	571,000	594,298
LifePoint Health, Inc.(d)
10/15/2030	11.000%	212,000	233,710
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	444,000	456,879
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	603,000	585,805
10/01/2029	5.250%	1,373,000	1,367,258
Select Medical Corp.(d)
12/01/2032	6.250%	660,000	669,181
Star Parent, Inc.(d)
10/01/2030	9.000%	980,000	1,046,449
Surgery Center Holdings, Inc.(d)
04/15/2032	7.250%	874,000	900,750
Tenet Healthcare Corp.
02/01/2027	6.250%	356,000	356,581
11/01/2027	5.125%	848,000	847,829
10/01/2028	6.125%	398,000	398,464
05/15/2031	6.750%	685,000	710,654
Total			64,392,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 2.0%
Centene Corp.
10/15/2030	3.000%	9,951,000	8,899,565
03/01/2031	2.500%	7,322,000	6,305,247
UnitedHealth Group, Inc.
01/15/2031	4.650%	6,561,000	6,659,959
04/15/2054	5.375%	16,101,000	15,469,400
Total			37,334,171
Healthcare REIT 0.2%
Welltower OP LLC
07/01/2035	5.125%	4,410,000	4,497,373
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	169,332
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	195,307
08/01/2030	5.125%	321,000	320,269
Total			684,908
Independent Energy 2.2%
APA Corp.
02/15/2055	6.750%	6,115,000	6,102,152
Baytex Energy Corp.(d)
04/30/2030	8.500%	385,000	394,211
03/15/2032	7.375%	1,088,000	1,071,797
Canadian Natural Resources Ltd.(d)
12/15/2029	5.000%	4,885,000	4,985,687
Civitas Resources, Inc.(d)
07/01/2028	8.375%	211,000	217,915
11/01/2030	8.625%	116,000	119,909
07/01/2031	8.750%	771,000	792,202
06/15/2033	9.625%	993,000	1,064,337
CNX Resources Corp.(d)
01/15/2029	6.000%	497,000	499,604
01/15/2031	7.375%	212,000	219,252
03/01/2032	7.250%	388,000	404,547
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,100,000	1,100,104
Comstock Resources, Inc.(d)
03/01/2029	6.750%	225,000	222,899
01/15/2030	5.875%	83,000	78,984
Diamondback Energy, Inc.
04/18/2064	5.900%	1,605,000	1,538,751
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	699,000	685,106
04/15/2030	6.000%	216,000	210,585
04/15/2032	6.250%	338,000	320,734
11/01/2033	8.375%	288,000	297,946
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2035	7.250%	922,000	887,425
Matador Resources Co.(d)
04/15/2028	6.875%	268,000	273,117
04/15/2032	6.500%	897,000	904,975
04/15/2033	6.250%	190,000	190,110
Occidental Petroleum Corp.
10/01/2054	6.050%	10,258,000	10,013,959
Permian Resources Operating LLC(d)
01/15/2032	7.000%	710,000	736,693
02/01/2033	6.250%	307,000	312,606
SM Energy Co.
07/15/2028	6.500%	239,000	240,742
SM Energy Co.(d)
08/01/2029	6.750%	304,000	303,322
08/01/2032	7.000%	407,000	398,037
Woodside Finance Ltd.
05/19/2035	6.000%	7,000,000	7,318,901
Total			41,906,609
Integrated Energy 0.6%
BP Capital Markets America, Inc.
03/17/2052	3.001%	10,000,000	6,550,425
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,457,592
Total			12,008,017
Leisure 0.5%
Boyne USA, Inc.(d)
05/15/2029	4.750%	378,000	370,227
Carnival Corp.(d)
03/15/2030	5.750%	580,000	597,471
08/01/2032	5.750%	957,000	983,217
02/15/2033	6.125%	551,000	568,197
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	270,000	268,890
Cinemark USA, Inc.(d)
07/15/2028	5.250%	239,000	237,941
08/01/2032	7.000%	618,000	641,412
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	360,000	358,999
NCL Corp., Ltd.(d)
01/15/2031	5.875%	740,000	739,988
02/01/2032	6.750%	651,000	669,146
09/15/2033	6.250%	452,000	456,739
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	1,292,000	1,294,552
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	608,000	616,658
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vail Resorts, Inc.(d)
05/15/2032	6.500%	327,000	339,331
Viking Cruises Ltd.(d)
02/15/2029	7.000%	650,000	654,010
07/15/2031	9.125%	269,000	288,209
10/15/2033	5.875%	931,000	945,271
Total			10,030,258
Life Insurance 7.4%
Corebridge Global Funding(d)
06/06/2030	4.850%	9,538,000	9,685,502
10/02/2030	4.450%	6,633,000	6,602,899
Guardian Life Global Funding(d)
12/10/2025	0.875%	5,000,000	4,982,266
Lincoln Financial Global Funding(d)
01/13/2030	5.300%	284,000	293,665
Met Tower Global Funding(d)
10/01/2027	4.000%	7,429,000	7,427,593
04/12/2029	5.250%	11,807,000	12,228,949
09/16/2030	4.200%	6,537,000	6,511,743
New York Life Global Funding(d)
10/01/2027	3.900%	14,190,000	14,187,100
12/05/2029	4.600%	4,711,000	4,777,703
New York Life Insurance Co.(d)
Subordinated
05/15/2050	3.750%	3,948,000	2,994,406
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
05/29/2055	6.170%	2,568,000	2,759,664
Pacific Life Global Funding II(d)
04/14/2026	1.375%	10,139,000	10,014,562
Peachtree Corners Funding Trust II(d)
05/15/2035	6.012%	2,824,000	2,965,302
Principal Life Global Funding II(d)
11/27/2029	4.950%	35,728,000	36,515,482
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	2,765,000	2,555,209
05/15/2050	3.300%	8,606,000	5,949,660
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,458,874
Total			139,910,579
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(d)
04/01/2032	6.125%	563,000	579,591
09/15/2033	5.750%	261,000	265,909
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	418,000	386,268
01/15/2032	6.625%	521,000	529,124
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	1,068,000	1,052,103
Total			2,812,995
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	1,137,000	1,129,937
06/01/2029	7.500%	174,000	170,737
04/01/2030	7.875%	523,000	548,451
02/15/2031	7.125%	451,000	465,077
03/15/2033	7.500%	459,000	480,377
Gray Media, Inc.(d)
07/15/2032	9.625%	257,000	258,269
08/15/2033	7.250%	347,000	340,141
iHeartCommunications, Inc.(d)
05/01/2029	9.125%	255,113	235,231
05/01/2030	10.875%	166,000	119,594
Mav Acquisition Corp.(d)
08/01/2029	8.000%	425,000	428,548
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	340,000	348,864
Meta Platforms, Inc.(g)
11/15/2035	4.875%	4,126,000	4,137,806
11/15/2055	5.625%	7,075,000	7,020,598
11/15/2065	5.750%	7,033,000	6,959,685
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	195,000	188,247
03/15/2030	4.625%	651,000	627,635
02/15/2031	7.375%	136,000	143,792
Roblox Corp.(d)
05/01/2030	3.875%	136,000	130,160
Snap, Inc.(d)
03/01/2033	6.875%	1,273,000	1,303,117
03/15/2034	6.875%	716,000	728,055
Univision Communications, Inc.(d)
08/15/2028	8.000%	646,000	665,381
05/01/2029	4.500%	238,000	223,752
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	371,000	340,135
03/15/2042	5.050%	1,117,000	896,280
03/15/2052	5.141%	225,000	171,562
Total			28,061,431
Metals and Mining 0.3%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	223,000	235,850
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	203,000	208,588
03/15/2032	7.000%	82,000	83,841
05/01/2033	7.375%	87,000	89,999
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	233,000	242,513
Constellium SE(d)
06/15/2028	5.625%	807,000	805,347
04/15/2029	3.750%	204,000	194,790
08/15/2032	6.375%	486,000	499,652
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	386,000	390,241
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	379,000	379,000
06/01/2031	4.500%	1,036,000	988,890
Kaiser Aluminum Corp.(d),(g)
03/01/2034	5.875%	468,000	466,269
Novelis Corp.(d)
01/30/2030	4.750%	888,000	857,258
08/15/2031	3.875%	332,000	304,152
08/15/2033	6.375%	423,000	428,902
Novelis, Inc.(d)
01/30/2030	6.875%	195,000	202,410
Total			6,377,702
Midstream 3.1%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	540,000	568,499
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	412,000	426,448
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,395,000	1,336,073
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	1,172,000	1,222,226
06/30/2033	7.375%	891,000	904,103
Enbridge, Inc.
04/05/2034	5.625%	3,591,000	3,746,198
Energy Transfer LP
05/15/2054	5.950%	7,045,000	6,796,401
09/01/2054	6.050%	4,590,000	4,463,474
Hess Midstream Operations LP(d)
03/01/2028	5.875%	211,000	215,081
10/15/2030	5.500%	173,000	174,142
ITT Holdings LLC(d)
08/01/2029	6.500%	84,000	81,450
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,484,279
09/01/2044	5.400%	3,929,000	3,756,808
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
03/14/2052	4.950%	5,537,000	4,725,015
NuStar Logistics LP
06/01/2026	6.000%	626,000	628,007
04/28/2027	5.625%	590,000	595,002
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,473,000	2,974,471
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	598,000	626,497
Sunoco LP(d),(f),(i)
	7.875%	824,000	837,948
Sunoco LP(d)
05/01/2029	7.000%	529,000	549,620
05/01/2032	7.250%	498,000	524,920
07/01/2033	6.250%	513,000	523,893
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	316,395
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	1,035,000	1,083,846
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	669,000	633,672
08/15/2031	4.125%	948,000	876,825
11/01/2033	3.875%	133,000	117,577
Venture Global LNG, Inc.(d),(f),(i)
	9.000%	1,267,000	1,184,201
Venture Global LNG, Inc.(d)
06/01/2028	8.125%	200,000	206,030
02/01/2029	9.500%	239,000	257,329
01/15/2030	7.000%	386,000	390,520
06/01/2031	8.375%	515,000	528,691
02/01/2032	9.875%	291,000	310,732
Venture Global Plaquemines LNG LLC(d)
05/01/2033	7.500%	338,000	372,184
01/15/2034	6.500%	740,000	775,153
05/01/2035	7.750%	338,000	381,395
01/15/2036	6.750%	1,940,000	2,055,396
Western Gas Partners LP
03/01/2048	5.300%	3,255,000	2,809,429
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,548,350
Total			58,008,280
Natural Gas 1.8%
NiSource, Inc.
07/15/2035	5.350%	22,526,000	22,970,735
Southern California Gas Co.
09/01/2034	5.050%	4,200,000	4,279,161
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co Gas Capital Corp.
09/15/2035	5.100%	5,780,000	5,815,093
Total			33,064,989
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	304,000	312,574
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	385,000	399,479
10/01/2033	6.500%	401,000	410,911
10/01/2035	6.750%	235,000	242,018
Nabors Industries, Inc.(d)
01/31/2030	9.125%	956,000	1,004,553
08/15/2031	8.875%	936,000	889,948
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	537,246	552,399
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	1,027,286	1,056,678
Transocean, Inc.(d)
05/15/2029	8.250%	179,000	179,992
05/15/2031	8.500%	442,000	438,294
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	676,000	698,205
Total			6,185,051
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	194,000	194,548
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	226,000	223,032
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	208,000	214,067
04/15/2030	6.625%	157,000	162,424
Total			794,071
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(d)
06/15/2029	4.750%	318,000	312,085
07/15/2031	7.000%	304,000	318,945
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	639,000	638,096
05/15/2029	4.875%	304,000	295,376
02/01/2030	7.000%	376,000	385,297
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	148,000	152,613
02/15/2029	4.500%	195,000	191,797
04/01/2032	6.500%	350,000	359,954
06/15/2033	6.500%	263,000	271,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	201,000	199,513
09/15/2029	4.000%	248,000	233,304
Service Properties Trust
06/15/2029	8.375%	216,000	214,922
Service Properties Trust(d)
11/15/2031	8.625%	263,000	277,281
Total			3,850,751
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	1,258,000	1,174,142
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	849,000	851,198
04/15/2032	6.750%	213,000	213,708
Total			2,239,048
Pharmaceuticals 4.9%
1261229 BC Ltd.(d)
04/15/2032	10.000%	1,182,000	1,236,740
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,904,660
Amgen, Inc.
03/02/2063	5.750%	11,349,000	11,341,131
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	161,000	147,193
09/30/2028	11.000%	183,000	192,593
Gilead Sciences, Inc.
03/01/2026	3.650%	3,900,000	3,893,763
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,398,000	1,351,147
Merck & Co, Inc.
09/15/2035	4.950%	25,110,000	25,504,908
Organon Finance 1 LLC(d)
04/30/2028	4.125%	322,000	306,130
04/30/2031	5.125%	103,000	79,082
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	21,908,000	22,172,949
Roche Holdings, Inc.(d)
11/13/2030	5.489%	8,800,000	9,330,982
Total			92,461,278
Property & Casualty 0.7%
Acrisure LLC/Finance, Inc.(d)
02/01/2029	8.250%	135,000	140,698
08/01/2029	6.000%	635,000	628,632
07/01/2032	6.750%	266,000	272,964
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	63,000	63,213
04/15/2028	6.750%	974,000	991,316
11/01/2029	5.875%	89,000	88,799
01/15/2031	7.000%	362,000	374,276
10/01/2031	6.500%	916,000	940,793
10/01/2032	7.375%	1,338,000	1,382,884
AmWINS Group, Inc.(d)
02/15/2029	6.375%	505,000	514,685
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	664,000	694,374
Ardonagh Group Finance Ltd.(d)
02/15/2032	8.875%	1,066,000	1,111,785
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	1,340,000	1,334,405
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2032	8.125%	270,000	278,595
HUB International Ltd.(d)
12/01/2029	5.625%	659,000	657,149
01/31/2032	7.375%	348,000	360,815
HUB International, Ltd.(d)
06/15/2030	7.250%	1,752,000	1,829,940
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	619,000	639,746
Ryan Specialty LLC(d)
08/01/2032	5.875%	197,000	200,331
Total			12,505,400
Railroads 2.0%
Burlington Northern Santa Fe LLC
03/15/2056	5.800%	3,230,000	3,355,319
Canadian Pacific Railway Co.
12/02/2031	2.450%	10,363,000	9,235,772
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	624,000	636,330
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,859,941
11/01/2047	3.942%	3,192,000	2,580,617
08/25/2051	2.900%	1,302,000	847,777
Union Pacific Corp.
02/05/2050	3.250%	7,756,000	5,479,341
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	1,204,000	1,247,177
Total			37,242,274
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	352,000	361,671
09/15/2029	5.625%	384,000	390,460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	1,175,000	1,089,226
Yum! Brands, Inc.
04/01/2032	5.375%	396,000	399,799
Total			2,241,156
Retailers 1.3%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	218,000	220,631
08/01/2033	7.375%	356,000	360,395
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,477,258
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	879,000	945,466
Belron UK Finance PLC(d)
10/15/2029	5.750%	255,000	258,454
Group 1 Automotive, Inc.(d)
01/15/2030	6.375%	357,000	364,658
Hanesbrands, Inc.(d)
02/15/2031	9.000%	438,000	462,474
L Brands, Inc.
06/15/2029	7.500%	113,000	115,737
11/01/2035	6.875%	205,000	214,235
L Brands, Inc.(d)
10/01/2030	6.625%	253,000	259,613
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	247,000	240,618
08/01/2031	8.250%	603,000	634,361
Lithia Motors, Inc.(d)
06/01/2029	3.875%	259,000	247,440
01/15/2031	4.375%	230,000	219,304
Lowe’s Companies, Inc.
04/01/2052	4.250%	10,674,000	8,529,060
Walmart, Inc.
04/28/2035	4.900%	8,017,000	8,244,582
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	642,000	587,629
Total			24,381,915
Supermarkets 0.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	201,000	200,822
Kroger Co. (The)
09/15/2064	5.650%	7,004,000	6,833,575
Total			7,034,397
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 6.9%
Alphabet, Inc.
05/15/2065	5.300%	2,622,000	2,575,877
Amentum Escrow Corp.(d)
08/01/2032	7.250%	940,000	978,117
Apple, Inc.
02/08/2051	2.650%	5,049,000	3,203,328
Block, Inc.
06/01/2026	2.750%	103,000	101,832
06/01/2031	3.500%	217,000	202,026
05/15/2032	6.500%	794,000	824,044
Block, Inc.(d)
08/15/2030	5.625%	395,000	400,936
08/15/2033	6.000%	309,000	315,926
Broadcom, Inc.
02/15/2030	4.350%	4,420,000	4,443,027
10/15/2030	4.200%	7,756,000	7,737,967
Broadcom, Inc.(d)
11/15/2036	3.187%	15,000,000	12,802,658
CACI International, Inc.(d)
06/15/2033	6.375%	488,000	507,363
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	152,000	127,561
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	142,000	117,532
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	996,000	929,799
Cloud Software Group, Inc,(d)
08/15/2033	6.625%	134,000	134,360
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	1,507,000	1,558,210
06/30/2032	8.250%	610,000	641,221
Condor Merger Sub, Inc.(d)
02/15/2030	7.375%	1,793,000	1,649,577
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	235,000	238,065
Entegris Escrow Corp.(d)
04/15/2029	4.750%	180,000	178,758
06/15/2030	5.950%	572,000	580,200
Fair Isaac Corp.(d)
05/15/2033	6.000%	395,000	403,318
Foundry JV Holdco LLC(d)
01/25/2034	5.875%	16,714,000	17,278,942
Gen Digital, Inc.(d)
04/01/2033	6.250%	419,000	431,048
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	949,000	1,005,978
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(d)
10/01/2029	4.500%	650,000	632,845
Intel Corp.
08/12/2051	3.050%	7,535,000	4,767,673
International Business Machines Corp.
02/10/2028	4.650%	9,525,000	9,659,430
05/15/2030	1.950%	5,635,000	5,119,187
02/10/2035	5.200%	4,950,000	5,075,592
ION Platform Finance US Inc./SARL(d)
05/01/2028	4.625%	430,000	403,787
05/15/2028	5.750%	281,000	268,200
05/01/2029	8.750%	1,057,000	1,072,829
05/30/2029	9.500%	1,005,000	1,026,499
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	783,000	763,864
Iron Mountain, Inc.(d)
07/15/2030	5.250%	791,000	787,726
01/15/2033	6.250%	265,000	271,423
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	982,000	961,927
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	705,000	761,153
NCR Corp.(d)
10/01/2028	5.000%	431,000	428,207
04/15/2029	5.125%	138,000	136,654
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,084,000	1,070,399
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	14,398,674
Oracle Corp.
02/06/2053	5.550%	2,233,000	2,004,395
03/25/2061	4.100%	10,415,000	7,199,345
09/26/2065	6.100%	8,588,000	8,162,013
Picard Midco, Inc.(d)
03/31/2029	6.500%	1,121,000	1,129,595
Science Applications International Corp.(d)
11/01/2033	5.875%	653,000	651,233
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	248,000	263,437
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	359,000	373,884
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	672,000	694,305
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	311,000	322,254
UKG, Inc.(d)
02/01/2031	6.875%	907,000	933,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEX, Inc.(d)
03/15/2033	6.500%	608,000	622,082
WULF Compute LLC(d)
10/15/2030	7.750%	322,000	334,115
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	398,000	375,332
Total			130,039,194
Transportation Services 1.8%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	898,000	912,719
06/15/2032	8.375%	251,000	257,374
ERAC USA Finance LLC(d)
05/01/2028	4.600%	23,334,000	23,624,182
United Parcel Service, Inc.
05/14/2065	6.050%	7,775,000	8,179,062
Total			32,973,337
Wireless 1.8%
Altice France(d)
10/15/2030	6.875%	558,322	546,251
03/15/2032	6.500%	482,853	462,515
Altice France Lux 3/Holdings 1(d)
01/15/2033	10.000%	65,600	61,688
SBA Communications Corp.
02/01/2029	3.125%	110,000	103,976
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	19,019,947
02/15/2031	2.550%	4,176,000	3,796,440
02/15/2031	2.875%	7,976,000	7,368,285
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	434,000	396,347
07/15/2031	4.750%	812,000	751,976
04/15/2032	7.750%	301,000	312,129
Total			32,819,554
Wirelines 3.3%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,894,406
05/15/2035	4.500%	2,000,000	1,925,562
08/15/2035	5.375%	8,307,000	8,513,419
11/01/2035	4.900%	11,519,000	11,356,361
Fibercop SpA(d)
07/18/2036	7.200%	97,000	98,277
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	295,000	308,335
03/15/2031	8.625%	488,000	514,916
Iliad Holding SAS(d)
10/15/2028	7.000%	992,000	1,006,826
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(d)
04/15/2031	8.500%	232,000	249,324
04/15/2032	7.000%	369,000	377,742
Optics Bidco SpA(d)
06/04/2038	7.721%	282,000	286,316
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	32,325,111
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	614,000	627,166
Windstream Services LLC(d)
10/15/2033	7.500%	339,000	338,289
Total			61,822,050
Total Corporate Bonds & Notes (Cost $1,762,344,082)			1,766,163,930

Foreign Government Obligations(j) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	227,000	227,500
11/15/2028	8.500%	172,000	180,269
02/15/2030	9.000%	407,000	435,605
12/01/2031	7.000%	240,000	254,543
Total			1,097,917
Total Foreign Government Obligations (Cost $1,046,769)			1,097,917

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(c),(d),(k)	274	3,952
Total Communication Services		3,952
Total Rights (Cost $16)		3,952

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.215%	483,103	475,494
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(l),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.315%	245,489	245,762
Property & Casualty 0.0%
Truist Insurance Holdings LLC(l),(m)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	8.752%	211,830	214,425
Retailers 0.0%
Hanesbrands, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	6.715%	119,794	119,994
Technology 0.1%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.965%	550,099	549,527
DCert Buyer, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	10.965%	119,000	106,803
Ellucian Holdings, Inc.(l),(m)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	8.715%	634,000	640,143
Total			1,296,473
Total Senior Loans (Cost $2,341,567)			2,352,148

U.S. Treasury Obligations 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	5.000%	26,064,000	27,277,605
08/15/2045	4.875%	24,402,000	25,134,060
Total U.S. Treasury Obligations (Cost $50,791,087)			52,411,665

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(n),(o)	79,366,219	79,342,409
Total Money Market Funds (Cost $79,337,171)		79,342,409
Total Investments in Securities (Cost: $1,897,199,576)		1,902,870,922
Other Assets & Liabilities, Net		(20,577,021)
Net Assets		1,882,293,901
At October 31, 2025, securities and/or cash totaling $4,088,055 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	779	12/2025	USD	91,386,438	2,834,528	—
U.S. Long Bond	22	12/2025	USD	2,580,875	—	(2,100)
U.S. Treasury 10-Year Note	217	12/2025	USD	24,449,797	—	(98,999)
U.S. Treasury 2-Year Note	1,344	12/2025	USD	279,877,501	—	(311,877)
Total					2,834,528	(412,976)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,872)	12/2025	USD	(204,442,876)	—	(320,017)
U.S. Treasury Ultra 10-Year Note	(752)	12/2025	USD	(86,844,250)	215,730	—
U.S. Treasury Ultra 10-Year Note	(299)	12/2025	USD	(34,529,828)	—	(405,500)
U.S. Treasury Ultra Bond	(178)	12/2025	USD	(21,588,063)	—	(105,450)
Total					215,730	(830,967)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $163,898, which represents 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $533,914,909, which represents 28.37% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security in default.
(i)	Perpetual security with no specified maturity date.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2025, the total market value of these securities amounted to $3,952, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	274	16	3,952

(l)
The stated interest rate represents the weighted average interest rate at October 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of October 31, 2025.
(n)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(o)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	87,727,316	416,711,287	(425,092,976)	(3,218)	79,342,409	1,204	2,113,435	79,366,219
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	—	—	150,421	150,421
Total Common Stocks	—	—	150,421	150,421
Convertible Bonds	—	1,348,480	—	1,348,480
Corporate Bonds & Notes	—	1,766,154,405	9,525	1,766,163,930
Foreign Government Obligations	—	1,097,917	—	1,097,917
Rights
Communication Services	—	—	3,952	3,952
Total Rights	—	—	3,952	3,952
Senior Loans	—	2,352,148	—	2,352,148
U.S. Treasury Obligations	—	52,411,665	—	52,411,665
Money Market Funds	79,342,409	—	—	79,342,409
Total Investments in Securities	79,342,409	1,823,364,615	163,898	1,902,870,922
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Futures Contracts	3,050,258	—	—	3,050,258
Liability
Futures Contracts	(1,243,943)	—	—	(1,243,943)
Total	81,148,724	1,823,364,615	163,898	1,904,677,237
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,817,862,405)	$1,823,528,513
Affiliated issuers (cost $79,337,171)	79,342,409
Cash	19,299
Margin deposits on:
Futures contracts	4,088,055
Receivable for:
Investments sold	2,120,714
Investments sold on a delayed delivery basis	8,699,992
Capital shares sold	9,010,543
Dividends	367,540
Interest	21,889,104
Foreign tax reclaims	2,468
Variation margin for futures contracts	163,141
Expense reimbursement due from Investment Manager	3,026
Prepaid expenses	8,492
Deferred compensation of board members	248,256
Other assets	38,527
Total assets	1,949,530,079
Liabilities
Foreign currency (cost $17)	17
Payable for:
Investments purchased	312,491
Investments purchased on a delayed delivery basis	57,833,198
Capital shares redeemed	1,116,983
Distributions to shareholders	7,201,154
Variation margin for futures contracts	238,269
Management services fees	25,160
Distribution and/or service fees	709
Transfer agent fees	148,623
Compensation of chief compliance officer	154
Compensation of board members	2,480
Other expenses	49,362
Deferred compensation of board members	307,578
Total liabilities	67,236,178
Net assets applicable to outstanding capital stock	$1,882,293,901
Represented by
Paid in capital	2,082,597,289
Total distributable earnings (loss)	(200,303,388)
Total - representing net assets applicable to outstanding capital stock	$1,882,293,901
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Statement of Assets and Liabilities (continued)
October 31, 2025 (Unaudited)
Class A
Net assets	$103,646,877
Shares outstanding	11,135,543
Net asset value per share	$9.31
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.77
Institutional Class
Net assets	$871,383,169
Shares outstanding	93,615,569
Net asset value per share	$9.31
Institutional 2 Class
Net assets	$100,522,201
Shares outstanding	10,813,761
Net asset value per share	$9.30
Institutional 3 Class
Net assets	$791,066,641
Shares outstanding	85,042,470
Net asset value per share	$9.30
Class S
Net assets	$15,675,013
Shares outstanding	1,683,977
Net asset value per share	$9.31
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Statement of Operations
Six Months Ended October 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,113,435
Interest	44,721,948
Interfund lending	311
Foreign taxes withheld	(540)
Total income	46,835,154
Expenses:
Management services fees	4,422,279
Distribution and/or service fees
Class A	129,025
Transfer agent fees
Class A	74,599
Institutional Class	601,405
Institutional 2 Class	26,613
Institutional 3 Class	16,641
Class S	11,716
Custodian fees	8,970
Printing and postage fees	46,964
Registration fees	64,232
Accounting services fees	16,764
Legal fees	21,760
Compensation of chief compliance officer	155
Compensation of board members	15,392
Deferred compensation of board members	11,677
Other	23,458
Total expenses	5,491,650
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(568,372)
Fees waived by transfer agent
Institutional 2 Class	(11,850)
Institutional 3 Class	(16,641)
Expense reduction	(560)
Total net expenses	4,894,227
Net investment income	41,940,927
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,026,958)
Investments — affiliated issuers	1,204
Futures contracts	(1,940,181)
Net realized loss	(9,965,935)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	53,120,239
Investments — affiliated issuers	(3,218)
Futures contracts	1,046,395
Net change in unrealized appreciation (depreciation)	54,163,416
Net realized and unrealized gain	44,197,481
Net increase in net assets resulting from operations	$86,138,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income	$41,940,927	$81,511,108
Net realized loss	(9,965,935)	(25,571,699)
Net change in unrealized appreciation (depreciation)	54,163,416	63,224,750
Net increase in net assets resulting from operations	86,138,408	119,164,159
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,241,623)	(4,373,545)
Advisor Class	—	(2,071,048)
Institutional Class	(19,103,088)	(35,969,075)
Institutional 2 Class	(2,317,259)	(4,019,740)
Institutional 3 Class	(17,936,720)	(34,668,568)
Class S	(371,860)	(444,018)
Total distributions to shareholders	(41,970,550)	(81,545,994)
Increase in net assets from capital stock activity	73,194,706	96,579,190
Total increase in net assets	117,362,564	134,197,355
Net assets at beginning of period	1,764,931,337	1,630,733,982
Net assets at end of period	$1,882,293,901	$1,764,931,337
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	October 31, 2025 (Unaudited)		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	590,679	5,425,084	1,639,404	15,011,722
Distributions reinvested	233,950	2,154,692	457,848	4,182,523
Shares redeemed	(903,038)	(8,292,372)	(2,390,453)	(21,803,997)
Net decrease	(78,409)	(712,596)	(293,201)	(2,609,752)
Advisor Class
Shares sold	—	—	1,280,037	11,773,386
Distributions reinvested	—	—	136,214	1,244,705
Shares redeemed	—	—	(10,867,464)	(98,957,313)
Net decrease	—	—	(9,451,213)	(85,939,222)
Institutional Class
Shares sold	20,608,241	190,319,054	40,578,929	373,160,506
Distributions reinvested	1,981,039	18,242,866	3,689,125	33,701,372
Shares redeemed	(20,756,902)	(190,424,229)	(33,620,087)	(306,825,064)
Net increase	1,832,378	18,137,691	10,647,967	100,036,814
Institutional 2 Class
Shares sold	852,274	7,822,865	3,392,297	31,073,647
Distributions reinvested	251,673	2,315,640	439,177	4,006,466
Shares redeemed	(702,329)	(6,473,951)	(2,016,183)	(18,379,202)
Net increase	401,618	3,664,554	1,815,291	16,700,911
Institutional 3 Class
Shares sold	10,501,510	96,240,367	31,417,963	287,147,373
Distributions reinvested	1,388,998	12,784,067	2,800,433	25,559,923
Shares redeemed	(6,085,928)	(55,668,467)	(28,746,707)	(261,316,589)
Net increase	5,804,580	53,355,967	5,471,689	51,390,707
Class S
Shares sold	2,611	24,022	2,089,535	19,458,039
Distributions reinvested	40,382	371,860	48,663	443,947
Shares redeemed	(179,386)	(1,646,792)	(317,828)	(2,902,254)
Net increase (decrease)	(136,393)	(1,250,910)	1,820,370	16,999,732
Total net increase	7,823,774	73,194,706	10,010,903	96,579,190
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2025 (Unaudited)	$9.08	0.20	0.23	0.43	(0.20)	—	(0.20)
Year Ended 4/30/2025	$8.84	0.38	0.24	0.62	(0.38)	—	(0.38)
Year Ended 4/30/2024	$9.05	0.36	(0.21)	0.15	(0.36)	—	(0.36)
Year Ended 4/30/2023	$9.22	0.29	(0.16)	0.13	(0.30)	—	(0.30)
Year Ended 4/30/2022	$10.77	0.21	(1.32)	(1.11)	(0.22)	(0.22)	(0.44)
Year Ended 4/30/2021	$10.87	0.23	0.38	0.61	(0.24)	(0.47)	(0.71)
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$9.08	0.21	0.23	0.44	(0.21)	—	(0.21)
Year Ended 4/30/2025	$8.84	0.41	0.24	0.65	(0.41)	—	(0.41)
Year Ended 4/30/2024	$9.05	0.38	(0.21)	0.17	(0.38)	—	(0.38)
Year Ended 4/30/2023	$9.22	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.77	0.24	(1.33)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.87	0.26	0.37	0.63	(0.26)	(0.47)	(0.73)
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$9.07	0.22	0.23	0.45	(0.22)	—	(0.22)
Year Ended 4/30/2025	$8.83	0.42	0.24	0.66	(0.42)	—	(0.42)
Year Ended 4/30/2024	$9.04	0.39	(0.21)	0.18	(0.39)	—	(0.39)
Year Ended 4/30/2023	$9.21	0.33	(0.17)	0.16	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.76	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.85	0.27	0.38	0.65	(0.27)	(0.47)	(0.74)
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$9.07	0.22	0.23	0.45	(0.22)	—	(0.22)
Year Ended 4/30/2025	$8.84	0.42	0.23	0.65	(0.42)	—	(0.42)
Year Ended 4/30/2024	$9.04	0.40	(0.20)	0.20	(0.40)	—	(0.40)
Year Ended 4/30/2023	$9.22	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.77	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.86	0.28	0.38	0.66	(0.28)	(0.47)	(0.75)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2025 (Unaudited)	$9.31	4.79%	0.91%	0.84% (c)	4.34%	46%	$103,647
Year Ended 4/30/2025	$9.08	7.12%	0.93%	0.86% (c)	4.21%	90%	$101,805
Year Ended 4/30/2024	$8.84	1.72%	0.96%	0.86% (c)	4.05%	118%	$101,765
Year Ended 4/30/2023	$9.05	1.51%	0.94%	0.87% (c)	3.31%	79%	$93,141
Year Ended 4/30/2022	$9.22	(10.79% )	0.92%	0.87% (c)	2.03%	80%	$107,905
Year Ended 4/30/2021	$10.77	5.47%	0.93%	0.88% (c)	2.10%	74%	$88,537
Institutional Class
Six Months Ended 10/31/2025 (Unaudited)	$9.31	4.93%	0.66%	0.59% (c)	4.59%	46%	$871,383
Year Ended 4/30/2025	$9.08	7.39%	0.68%	0.61% (c)	4.46%	90%	$833,261
Year Ended 4/30/2024	$8.84	1.97%	0.71%	0.61% (c)	4.31%	118%	$717,563
Year Ended 4/30/2023	$9.05	1.76%	0.70%	0.62% (c)	3.62%	79%	$577,092
Year Ended 4/30/2022	$9.22	(10.57% )	0.67%	0.62% (c)	2.24%	80%	$380,743
Year Ended 4/30/2021	$10.77	5.73%	0.68%	0.63% (c)	2.36%	74%	$431,331
Institutional 2 Class
Six Months Ended 10/31/2025 (Unaudited)	$9.30	4.99%	0.57%	0.48%	4.71%	46%	$100,522
Year Ended 4/30/2025	$9.07	7.53%	0.57%	0.48%	4.60%	90%	$94,404
Year Ended 4/30/2024	$8.83	2.10%	0.57%	0.49%	4.42%	118%	$75,929
Year Ended 4/30/2023	$9.04	1.86%	0.57%	0.52%	3.74%	79%	$72,771
Year Ended 4/30/2022	$9.21	(10.49% )	0.56%	0.52%	2.34%	80%	$51,119
Year Ended 4/30/2021	$10.76	5.94%	0.58%	0.53%	2.45%	74%	$49,251
Institutional 3 Class
Six Months Ended 10/31/2025 (Unaudited)	$9.30	5.01%	0.52%	0.45%	4.74%	46%	$791,067
Year Ended 4/30/2025	$9.07	7.45%	0.52%	0.44%	4.63%	90%	$718,935
Year Ended 4/30/2024	$8.84	2.26%	0.52%	0.44%	4.47%	118%	$652,013
Year Ended 4/30/2023	$9.04	1.80%	0.52%	0.47%	3.71%	79%	$764,790
Year Ended 4/30/2022	$9.22	(10.43% )	0.51%	0.47%	2.39%	80%	$864,900
Year Ended 4/30/2021	$10.77	5.99%	0.52%	0.47%	2.49%	74%	$875,524
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 10/31/2025 (Unaudited)	$9.08	0.21	0.23	0.44	(0.21)	—	(0.21)
Year Ended 4/30/2025(d)	$9.40	0.24	(0.32)(e)	(0.08)	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Corporate Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 10/31/2025 (Unaudited)	$9.31	4.93%	0.66%	0.59% (c)	4.59%	46%	$15,675
Year Ended 4/30/2025 (d)	$9.08	(0.88% )	0.68%	0.61%	4.58%	90%	$16,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements
October 31, 2025 (Unaudited)
Note 1. Organization
Columbia Select Corporate Income Fund (formerly known as Columbia Corporate Income Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective September 1, 2025, Columbia Corporate Income Fund was renamed Columbia Select Corporate Income Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial
Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and o manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,050,258 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,243,943 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,940,181)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,046,395
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	325,658,213
Futures contracts — short	259,118,972
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2025 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.03% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Institutional Class	0.14
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class S	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $560.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	30,150

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Class A	0.85	0.88
Institutional Class	0.60	0.63
Institutional 2 Class	0.48	0.48
Institutional 3 Class	0.45	0.45
Class S	0.60	0.63
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through August 31, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.03% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
At October 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,897,200,000	37,414,000	(29,937,000)	7,477,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(40,285,729)	(152,099,704)	(192,385,433)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $892,249,493 and $773,134,295, respectively, for the six months ended October 31, 2025, of which $100,092,839 and $82,423,091, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,150,000	4.86	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, affiliated shareholders of record owned 62.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid

Columbia Select Corporate Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Corporate Income Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Corporate Income Fund (formerly, Columbia Corporate Income Fund) (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Select Corporate Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Select Corporate Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.

Columbia Select Corporate Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Select Corporate Income Fund  | 2025

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Columbia Select Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025